Equity	12 Months Ended
Dec. 31, 2017
Equity
Equity

Note 12 – Equity

A.	The Company’s share capital (in thousands of Ordinary Shares)

	Ordinary Shares
	2016	2017
Issued and paid-up share capital as at December 31	50,143	62,511
Authorized share capital	200,000	200,000

B.	Transactions with issued and paid up share capital

On May 18, 2014, the Company engaged with Nano-Technologies and its shareholders in a contingent agreement for a private placement (the “Agreement”), such that after the completion of the transaction, the Company will hold all of the issued and paid up capital of Nano-Technologies, and the shareholders of Nano-Technologies (the “Offerees”) will be related parties in the Company and will appoint directors on their behalf (the “Transaction” or the “Merger Transaction”). The completion of the Transaction was contingent upon the fulfillment of completion of raising capital in a total amount of $1,500,000 that will be raised from investors in consideration of the allocation of shares (“Capital Raising”). On the date of the completion of the Transaction, and subject to the completion of the Capital Raising as stated, and subject to the fulfillment of the conditions precedent set forth in the Agreement, the Offerees will transfer to the Company all of their holdings in the shares of Nano-Technologies, constituting all of the issued and paid up capital, and in consideration the Company will allocate to Offerees 6,931,303 Ordinary Shares, which constituted, after their allocation, and after the allocation of the Capital Raising shares, holdings at a rate of approximately 37.38% of the issued and paid up share capital of the Company and 4,322,329 non-tradable warrants that are exercisable into 4,322,329 Ordinary Shares, at an exercise price of NIS 0.8655 per share, provided that the Group meets the milestones set forth in the Agreement.

The milestones are based on the Company’s revenues and market capitalization in the TASE. As part of the Company’s engagement in the Merger Transaction, the Company engaged on July 3, 2014 in a private placement agreement with a third party (the “Investor”), whereby in consideration for a total of approximately NIS 2,569,000, the Company allocated to the Investor 2,967,938 Ordinary Shares. As a part of the Agreement, the Investor was given the right to appoint a director on its behalf to the Company’s board of directors and the right to join a private allocation to the current Related Parties of the Company, in the event that the Company seeks to raise additional cash capital.

In addition, the Company engaged in agreements with additional investors whereby in consideration for a total of approximately NIS 1,378,000, the Company will allocate to investors 1,592,143 Ordinary Shares and it was determined that as a part of raising the capital, the Company would allocate to Related Parties therein 1,375,794 Ordinary Shares in consideration for a total of approximately NIS 1,191,000.

On August 17, 2014, the general meeting of the Company’s shareholders approved the Merger Transaction, including the allocation of shares and non-tradable warrants to Offerees, and the allocation of shares to Investors and related parties. On August 25, 2014, the Merger Transaction, including the Capital Raising as stated was completed, and therefore, as of this date, the Company holds all of the issued and paid up capital of Nano-Technologies. This transaction was accounted for by analogy to a reverse acquisition, with the financial statements prepared as a continuation of Nano–Technologies’ financial statements, while the equity was adjusted to reflect retroactively the legal share capital of the Company.

 In January 2015, the Company completed a round of fund raising, in which the Company issued to investors 1,508,572 Ordinary Shares, which constituted approximately 7.5% of the issued and paid up share capital of the Company at that time, and 1,508,572 non-tradable warrants, which are exercisable into 1,508,572 Ordinary Shares, according to the exercise terms determined. In addition, the Company has undertaken vis-à-vis the investors a price adjustment mechanism that will be activated if, during a period of 18 months from the issuance date, the Company performs additional fundraising, within which shares are allocated at a price that is lower than NIS 1.4 per share. The immediate consideration (gross) received as a result of the aforesaid fund raising amounted to a total of NIS 2,112,000. The immediate consideration (net) received as a result of the aforesaid fund raising amounted to a total of NIS 2,065,000. From the net issuance consideration, a total of approximately NIS 91,000 was attributed to the fair value of a financial derivative (adjustment mechanism). The remainder of the issuance consideration was attributed to equity instruments (shares and warrants), based on their relative fair value near the issuance date. Accordingly, a total of NIS 1,542,000 was attributed to Ordinary Shares and NIS 432,000 was attributed to warrants.

On February 16, 2015, the general meeting of the Company’s shareholders approved a private placement of 285,715 Ordinary Shares, which constituted approximately 1.4% of the issued and paid up share capital on the same date and 285,715 non-tradable warrants, which are exercisable into 285,715 Ordinary Shares, according to the exercise terms determined, to the chairman of the Company’s board of directors and an additional director of the Company. The immediate consideration (gross and net) received as a result of the aforesaid fund raising amounted to a total of NIS 400,000.

The shares and warrants were issued in April 2015. In addition, the Company has undertaken vis-à-vis the investors a price adjustment mechanism that will be activated if, during a period of 18 months from the issuance date, the Company performs additional fundraising, within which shares are allocated at a price that is lower than NIS 1.4 per share. The issuance consideration was allocated to equity instruments (Ordinary Shares and warrants), based on the relative fair value thereof on the issuance date. Accordingly, a total of approximately NIS 254,000 was attributed to Ordinary Shares and a total of approximately NIS 146,000 was attributed to warrants.

In March 2015, the Company completed additional fund raising from investors and related parties of the Company, in which the Company issued 3,956,545 Ordinary Shares, which constituted approximately 16.5% of the Company’s issued and paid up share capital at the time. In addition, the Company has undertaken vis-à-vis the investors a price adjustment mechanism that will be activated if the Company performs additional fundraising during a period of 18 months from the issuance date, within which shares are allocated at a price that is lower than NIS 1.65 per share, or if shares are allocated at a price equal to or less than NIS 2 thereafter. The immediate consideration (gross) received as a result of the aforesaid fund raising amounted to a total of approximately NIS 6,528,000. The immediate consideration (net) received as a result of the aforesaid fund raising amounted to a total of approximately NIS 6,402,000. From the net issuance consideration, a total of approximately NIS 37,000 was attributed to a financial derivative (adjustment mechanism), in accordance with a valuation calculated by the Company with the assistance of an external appraiser. The remainder of the issuance consideration in the amount of approximately NIS 6,365,000 was attributed to share capital.

On July 29, 2015, the Company completed additional fund raising from investors and related parties of the Company, in which the Company issued 7,671,089 Ordinary Shares, which constituted approximately 23.61% of the issued and paid up share capital of the Company on the same date and 3,835,546 non-tradable warrants, which are exercisable into 3,835,546 Ordinary Shares, according to the exercise terms determined. In addition, the Company has undertook vis-à-vis the investors a price adjustment mechanism that would be activated if the closing price of the Company’s shares at the end of 60 days after the completion of the allocation and the average closing price of a share of the Company on the five days before the 60th day was less than NIS 5.5. Under this mechanism, the investors would be entitled to an allocation of shares that will reflect the difference between the share price and the price paid by them (the “Compensation”), while the share price based on which the Compensation was calculated would not be less than NIS 4.75. In addition, the Company undertook vis-à-vis the investors an additional price adjustment mechanism that would be activated if the Company performs additional fundraising during a period of 12 months from the allocation date, within which shares would be allocated a price that is less than NIS 5.5 per share. The immediate (gross) consideration received in the issuance amounted to a total of approximately NIS 42,191,000. The net issuance consideration (after the reduction of issuance expenses) amounted to a total of approximately NIS 38,706,000. From the net issuance consideration, a total of approximately NIS 1,306,000 was attributed to a financial derivative (adjustment mechanism), in accordance with a valuation calculated by the Company with the assistance of an external appraiser. The remaining of the issuance consideration was attributed to equity instruments (Ordinary Shares and warrants), based on their relative fair value on the issuance date. Accordingly, a total of NIS 34,203,000 was attributed to shares and NIS 3,197,000 was attributed to warrants.

On December 1, 2015, the Company issued, as an extension to the issuance on July 29, 2015, pursuant to a private placement, an aggregate of 1,552,877 Ordinary Shares. In addition, the Company issued non-tradable warrants to purchase up to 776,440 Ordinary Shares at an exercise price of NIS 9.00 per share. These warrants will expire 24 months from the date of issuance. The total (gross) consideration was approximately NIS 8,541,000. The total (net) consideration was approximately NIS 7,946,000, which was attributed to equity instruments (shares and warrants), based on their relative fair value on the issuance date. Accordingly, a total of NIS 7,188,000 was attributed to shares and NIS 758,000 was attributed to warrants.

On September 29, 2016, the Company issued, pursuant to a public offering in the U.S., an aggregate of 9,250,000 Ordinary Shares. On October 11, 2016, the underwriters exercised their option to purchase an additional 1,376,375 Ordinary Shares, bringing the total gross proceeds from the offering to approximately NIS 51,872,000 ($13,800,000), before deducting underwriting discounts and commissions and other offering-related expenses. The total (net) consideration was approximately NIS 46,350,000.

On May 17, 2017, the Company announced that it signed a private placement agreement with Ayalim Trust Funds, an Israeli institutional investor. As a part of this transaction, the Company issued an aggregate of 3,430,000 Ordinary Shares at a price per share of NIS 4.2. The total (gross) consideration to the Company was approximately NIS 14,400,000 (approximately $4,000,000).

On June 1, 2017, the Company announced that it signed private placement agreements with Israeli and other non-U.S. investors. As a part of these transactions, the Company issued an aggregate of 4,044,050 Ordinary Shares at a price per share of NIS 4.2. The total (gross) consideration to the Company was approximately NIS 17,000,000 (approximately $4,700,000).

On June 14, 2017, the Company announced that it signed private placement agreements with several Israeli investors. As a part of these transactions, the Company issued an aggregate of 4,078,759 Ordinary Shares at a price per share of NIS 4.2. The total (gross) consideration to the Company was approximately NIS 17,130,000 (approximately $4,800,000).

The total (net) consideration to the Company for the abovementioned placements was approximately NIS 44,228,000 (approximately $12,393,000).

C.	Treasury shares

As of December 31, 2017, the Company held 527,032 Ordinary Shares, constituting approximately 0.84% of its issued and paid up share capital.